Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 13,146,685
Due after one year through five years, amortized cost		9,394,108
Due after five years through ten years,amortized cost		2,175,631
Due after ten years, amortized cost		1,482,995
Total		26,199,419
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		479,970
Due after five years through ten years, amortized cost		0
Due after ten years, amortized cost		915,678
Amortized cost, held-to-maturity securities	[1],[2]	1,395,648	¥ 887,149
Due in one year or less, fair value		13,147,473
Due after one year through five years, fair value		9,393,046
Due after five years through ten years, fair value		2,163,556
Due after ten years, fair value		1,494,637
Total		26,198,712
Due in one year or less, fair value		0
Due after one year through five years, fair value		487,407
Due after five years through ten years, fair value		0
Due after ten years, fair value		916,176
Total		1,403,583	903,609
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		11,112,193
Due after one year through five years, amortized cost		6,466,555
Due after five years through ten years,amortized cost		1,182,864
Due after ten years, amortized cost		267,410
Total		19,029,022
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		479,970
Due after five years through ten years, amortized cost		0
Due after ten years, amortized cost		0
Amortized cost, held-to-maturity securities	[1],[2]	479,970	479,959
Due in one year or less, fair value		11,111,775
Due after one year through five years, fair value		6,460,865
Due after five years through ten years, fair value		1,166,584
Due after ten years, fair value		263,819
Total		19,003,043
Due in one year or less, fair value		0
Due after one year through five years, fair value		487,407
Due after five years through ten years, fair value		0
Due after ten years, fair value		0
Total		487,407	489,514
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		41,016
Due after one year through five years, amortized cost		241,693
Due after five years through ten years,amortized cost		204,491
Due after ten years, amortized cost		7,516
Total		494,716
Due in one year or less, fair value		41,027
Due after one year through five years, fair value		241,790
Due after five years through ten years, fair value		204,570
Due after ten years, fair value		7,556
Total		494,943
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		422,693
Due after one year through five years, amortized cost		647,862
Due after five years through ten years,amortized cost		0
Due after ten years, amortized cost		0
Total		1,070,555
Due in one year or less, fair value		423,719
Due after one year through five years, fair value		650,036
Due after five years through ten years, fair value		0
Due after ten years, fair value		0
Total		1,073,755
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		917,929
Due after one year through five years, amortized cost		410,999
Due after five years through ten years,amortized cost		1,059
Due after ten years, amortized cost		1,056
Total		1,331,043
Due in one year or less, fair value		917,972
Due after one year through five years, fair value		410,850
Due after five years through ten years, fair value		1,059
Due after ten years, fair value		1,056
Total		1,330,937
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		0
Due after five years through ten years,amortized cost		0
Due after ten years, amortized cost		591,778
Total		591,778
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		0
Due after five years through ten years, amortized cost		0
Due after ten years, amortized cost		915,678
Amortized cost, held-to-maturity securities	[1],[2],[3]	915,678	407,190
Due in one year or less, fair value		0
Due after one year through five years, fair value		0
Due after five years through ten years, fair value		0
Due after ten years, fair value		599,392
Total		599,392
Due in one year or less, fair value		0
Due after one year through five years, fair value		0
Due after five years through ten years, fair value		0
Due after ten years, fair value		916,176
Total	[3]	916,176	¥ 414,095
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		0
Due after one year through five years, amortized cost		0
Due after five years through ten years,amortized cost		0
Due after ten years, amortized cost		63,273
Total		63,273
Due in one year or less, fair value		0
Due after one year through five years, fair value		0
Due after five years through ten years, fair value		0
Due after ten years, fair value		63,842
Total		63,842
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		34,244
Due after one year through five years, amortized cost		338,785
Due after five years through ten years,amortized cost		385,530
Due after ten years, amortized cost		2,400
Total		760,959
Due in one year or less, fair value		34,263
Due after one year through five years, fair value		340,915
Due after five years through ten years, fair value		389,302
Due after ten years, fair value		2,437
Total		766,917
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		103,494
Due after one year through five years, amortized cost		996,194
Due after five years through ten years,amortized cost		333,038
Due after ten years, amortized cost		544,509
Total		1,977,235
Due in one year or less, fair value		103,477
Due after one year through five years, fair value		996,501
Due after five years through ten years, fair value		332,963
Due after ten years, fair value		551,482
Total		1,984,423
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		515,116
Due after one year through five years, amortized cost		292,020
Due after five years through ten years,amortized cost		68,649
Due after ten years, amortized cost		5,053
Total		880,838
Due in one year or less, fair value		515,240
Due after one year through five years, fair value		292,089
Due after five years through ten years, fair value		69,078
Due after ten years, fair value		5,053
Total		¥ 881,460

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥10,379 million at March 31, 2021, and ¥8,951 million at September 30, 2021 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥13,617 million at March 31, 2021, and ¥11,466 million at September 30, 2021.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.